Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash flows from operating activities:
Net loss	$ (30,102)	$ (87,341)	$ (39,608)	$ (154,597)	$ (59,488)	$ (28,958)
Loss from discontinued operations			(239)	(239)	(2,917)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities of continuing operations:
Amortization of subscriber contract costs	181	12,815	60,184	72,005	61,546	39,361
Amortization of customer relationships	10,058	120,391		325
Depreciation and amortization	11,229	9,760	6,484	7,676	7,571	5,933
Amortization of deferred financing costs	1,032	6,430	5,590	6,619	7,709	5,632
Gain on sale of 2GIG		(47,122)
Gain on change in fair value of warrant liability				(287)
Gain on change in fair value of warrant liability			(287)
Loss on sale or disposal of assets	(45)	400	117	119	380	6
Stock-based compensation		1,317	490	2,371	780	551
Non-cash adjustments to deferred revenue		1,075
Deferred income taxes	(13,120)	8,592	1,110	1,421	(4,458)	5,036
Changes in operating assets and liabilities, net of acquisitions and divestiture:
Accounts receivable	3,640	(1,442)	(5,141)	(9,697)	(3,062)	(51)
Inventories	(257)	(15,782)	12,183	20,111	(42,329)	(3,993)
Prepaid expenses and other current assets	(6,870)	5,035	7,482	2,305	(6,017)	(2,445)
Accounts payable	(1,034)	1,085	11,093	11,793	8,137	(1,802)
Accrued expenses and other liabilities	14,271	100,028	53,887	109,515	(18,372)	(885)
Deferred revenue	(4,168)	24,430	19,300	26,256	13,678	14,936
Net cash (used in) provided by operating activities	(25,243)	139,671	132,645	95,371	(36,842)	33,321
Cash flows from investing activities:
Subscriber acquisition costs	(12,938)	(267,232)	(241,742)	(263,731)	(203,577)	(163,713)
Capital expenditures	(1,456)	(5,788)	(3,455)	(5,894)	(6,521)	(1,879)
Proceeds from the sale of 2GIG, net of cash sold		144,750
Proceeds from the sale of capital assets		9	274	274	185
Acquisition of the predecessor including transaction costs, net of cash acquired	(1,915,473)	(4,272)
Other assets	(19,587)	(8,189)	(1,172)	(743)	2,310	(3,573)
Net cash used in investing activities	(1,949,454)	(140,722)	(246,095)	(270,094)	(207,603)	(169,165)
Cash flows from financing activities:
Proceeds from notes payable	1,305,000	203,500	116,163	116,163	187,500	62,500
Borrowings from revolving line of credit	28,000	22,500	49,500	105,000	87,300	6,650
Repayments on revolving line of credit		(50,500)	(42,241)	(42,241)	(75,209)	6,650
Change in restricted cash			448	(152)	(1,348)	72,104
Repayments of capital lease obligations	(353)	(5,208)	(3,407)	(4,060)	(2,357)	(1,224)
Deferred financing costs	(58,354)	(5,429)	(6,684)	(6,684)	(2,000)	(2,345)
Payments of dividends		(60,000)	(75)	(80)	0	(1,000)
Proceeds from issuance of preferred stock and warrants			4,562	4,562	45,068
Proceeds from the issuance of common stock in connection with acquisition of the predecessor.	708,453
Proceeds from issuance of preferred stock by Solar			9,729	5,000	5,000
Capital contributions-non-controlling interest				9,193	224
Excess tax benefit from share-based payment awards				2,651
Net cash (used in) provided by financing activities	1,982,746	104,863	127,995	189,352	244,178	136,685
Effect of exchange rate changes on cash	41	(169)	161	(251)	247	1,708
Net (decrease) increase in cash	8,090	103,643	14,706	14,378	(20)	2,549
Beginning of period		8,090	3,680	3,680	3,700	1,151
End of period	8,090	111,733	18,386	18,058	3,680	3,700
Supplemental cash flow disclosures:
Income tax paid		482	367	2,235	198	(664)
Interest paid	44	61,420	77,061	91,470	82,333	52,508
Supplemental non-cash flow disclosure:
Capital lease additions	$ 574	$ 2,988	$ 4,266	$ 4,729	$ 4,907	$ 6,151